STAPLED UNITHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
STAPLED UNITHOLDERS' EQUITY
STAPLED UNITHOLDERS' EQUITY

11. STAPLED UNITHOLDERS’ EQUITY

(a)	Stapled Units
The stapled units consist of one unit of Granite REIT and one common share of Granite GP. Granite REIT is authorized to issue an unlimited number of units. Granite GP’s authorized share capital consists of an unlimited number of common shares without par value. Each stapled unit is entitled to distributions and/or dividends in the case of Granite GP as and when declared and, in the event of termination of Granite REIT and Granite GP, to the net assets of Granite REIT and Granite GP remaining after satisfaction of all liabilities.

(b)	Unit-Based Compensation
Incentive Stock Option Plan
The Incentive Stock Option Plan allows for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. As at December 31, 2019 and December 31, 2018, there were no options outstanding under this plan.
Director/Trustee Deferred Share Unit Plan
Granite established
Non-Employee
Director Share-Based Compensation Plans (the “DSPs”) which provide for a deferral of up to 100% of each non-employee
director’s total annual remuneration, at specified levels elected by each director. The amounts deferred under the DSPs are reflected by notional deferred share units (“DSUs”) whose value at the time that the particular payment to the director is determined reflects the fair market value of a stapled unit. The value of a DSU subsequently appreciates or depreciates with changes in the market price of the stapled units. The DSPs also provide for the accrual of notional distribution equivalents on any distributions paid on the stapled units. Under the DSPs, when a director leaves the Board, the director receives a cash payment at an elected date equal to the value of the accumulated DSUs at such date. There is no option under the DSPs for directors to receive stapled units in exchange for DSUs.
A reconciliation of the changes in the notional DSUs outstanding is presented below:

	2019		2018
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	44	$46.01	28	$41.88
Granted	17	55.59	16	53.11
Settled	(11)	51.57	—	—
DSUs outstanding, December 31	50	$48.01	44	$46.01

Executive Deferred Stapled Unit Plan
The Executive Stapled Unit Plan (the “Restricted Stapled Unit Plan”) provides for the issuance of Restricted Share Units (“RSU”) and Performance Share Units (“PSU”) and is designed to provide equity-based compensation in the form of stapled units to executives and other employees (the “Participants”). The maximum number of stapled units which may be issued pursuant to the Restricted Stapled Unit Plan is 1.0 million. The Restricted Stapled Unit Plan entitles a Participant to receive a stapled unit or a cash payment equal to the market value of the stapled unit, which on any date is the volume weighted average trading price of a stapled unit on the Toronto Stock Exchange or New York Stock Exchange over the preceding five trading days. The form of redemption of the stapled units is determined by the Compensation, Governance and Nominating Committee and is not at the option of the Participant. Vesting conditions in respect of a grant are determined by the Compensation, Governance and Nominating Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of stapled units. The Restricted Stapled Unit Plan also provides for the accrual of distribution equivalent amounts based on distributions paid on the stapled units. Stapled units are, unless otherwise agreed or otherwise required by the Restricted Stapled Unit Plan, settled within 60 days following vesting.
A reconciliation of the changes in stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2019		2018
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
Restricted stapled units outstanding, January 1	117	$50.34	106	$43.32
New grants — RSUs and PSUs (1)	85	61.90	75	53.29
Forfeited	(2)	64.16	—	—
Settled in cash	(35)	52.91	—	—
Settled in stapled units	(20)	52.91	(64)	42.14
Restricted stapled units outstanding, December 31 (1)	145	$55.93	117	$50.34

(1)
New grants include 24,587 PSUs granted during the year ended December 31, 2019 (2018 — 3,730 PSUs). Total restricted stapled units outstanding at December 31, 2019 include a total of 28,317 PSUs granted (2018 — 3,730 PSUs).

The fair value of the outstanding PSUs was $1.9 million at December 31, 2019. The fair value is calculated using the Monte-Carlo simulation model based on the assumptions below as well as a market adjustment factor based on the total unitholder return of the Trust’s stapled units relative to the S&P/TSX Capped REIT Index.

Grant Date	January 1, August 12, September 24, 2019 and November 16, 2018
PSUs granted	28,317
Term to expiry	2.0 years
Average volatility rate	15.1%
Risk free interest rate	1.72%

The Trust’s unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2019	2018
DSPs for trustees/directors (1)	$1,645	$948
Restricted Stapled Unit Plan for executives and employees	5,839	2,996
Unit-based compensation expense	$7,484	$3,944
Fair value remeasurement expense included in the above:
• DSPs for trustees/directors	$568	$122
• Restricted Stapled Unit Plan for executives and employees	1,321	378
Total fair value remeasurement expense	$1,889	$500

(1)	In respect of fees mandated and elected to be taken as DSUs.

(c)	Normal Course Issuer Bid
On May 14, 2019, Granite announced the acceptance by the Toronto Stock Exchange (“TSX”) of Granite’s Notice of Intention to Make a Normal Course Issuer Bid (“NCIB”). Pursuant to the NCIB, Granite proposes to purchase through the facilities of the TSX and any alternative trading system in Canada, from time to time and if considered advisable, up to an aggregate of 4,853,666 of Granite’s issued and outstanding stapled units. The NCIB commenced on May 21, 2019 and will conclude on the earlier of the date on which purchases under the bid have been completed and May 20, 2020. Pursuant to the policies of the TSX, daily purchases made by Granite through the TSX may not exceed 41,484 stapled units, subject to certain exceptions. Granite entered into an automatic securities purchase plan with a broker in order to facilitate repurchases of the stapled units under the NCIB during specified blackout periods. Pursuant to a previous notice of intention to conduct a NCIB, Granite received approval from the TSX to purchase stapled units for the period May 18, 2018 to May 17, 2019.
During the year ended December 31, 2019, Granite repurchased 700 stapled units (2018 — 1,282,171 stapled units) for consideration of less than $0.1 million (2018 — $63.5 million). The difference between the repurchase price and the average cost of the stapled units of less than $0.1 million (2018 — $5.6 million) was recorded to contributed surplus.

(d)	Stapled Unit Offerings
On April 30, 2019, Granite completed an offering of 3,749,000 stapled units at a price of $61.50 per unit for gross proceeds of $230.6 million, including 489,000 stapled units issued pursuant to the exercise of the over-allotment option granted to the underwriters. Total costs related to the offering totaled $10.2 million and were recorded directly to stapled unitholders’ equity.
On October 31, 2019, Granite completed an offering of 4,600,000 stapled units at a price of $64.00 per unit for gross proceeds of $294.4 million, including 600,000 stapled units issued pursuant to the exercise of the over-allotment option granted to the underwriters. Total costs relating to the offering totaled $12.8 million and were recorded directly to stapled unitholders’ equity.

(e)	Accumulated Other Comprehensive Income
Accumulated other comprehensive income consists of the following:

As at December 31,	2019	2018
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests (1)	$159,499	$320,158
Fair value losses on derivatives designated as net investment hedges	(43,309)	(108,706)
	$116,190	$211,452

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.